Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

For the six months ended
June 30,
Options	2024	2025
Fair value per share (US$)	0.73-5.56	0.68-0.76
Discount rate (after tax)	Not applicable	Not applicable
Risk-free interest rate	3.99%-4.36%	4.23%-4.24%
Expected volatility	64.67%-65.68%	59.65%-60.29%
Contractual term (in years)	10	10
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

For the six months ended
June 30,
Restricted shares	2024	2025
Fair value per share (US$)	Not applicable	Not applicable
Discount rate (after tax)	Not applicable	Not applicable
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

Schedule of Stock Options Activities

The following table presents a summary of the Company’s stock options activities for the six months ended June 30, 2024 and 2025.

					Weighted
				Weighted	average
				Average	remaining	Aggregated
				exercise	contractual	intrinsic
	Number of Options Outstanding			price	life	value
	Employees	Consultant	Total			RMB in
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	thousands
Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.4245	-	-
Granted	599		599	0.1000
Forfeited	(9)	-	(9)	5.3707	-	-
Outstanding at June 30, 2024	1,141	-	1,141	0.1963	9.64	5,979
Exercisable as of June 30, 2024	519	-	519	0.3076	9.60	2,734

Outstanding at January 1, 2025	1,402	-	1,402	0.1785	9.32	7,990
Granted	323	-	323	0.1000	-	-
Exercised	(51)	-	(51)	-	-	-
Forfeited	(9)	-	(9)	0.1000	-	-
Outstanding at June 30, 2025	1,665	-	1,665	0.1659	9.01	8,052
Exercisable as of June 30, 2025	971	-	971	0.2130	8.92	4,672

Schedule of Restricted Share Activities

The following table sets forth the summary of restricted share activities for the six months ended June 30, 2024 and 2025:

		Weighted-Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2024	330	5.0223
Replacement	22	4.2700
Awarded	1,546	1.6495
Vested	(1,651)	1.8351
Forfeited	(88)	5.0458
Outstanding at June 30, 2024	159	5.2073
Unvested as of January 1, 2025	107	4.6904
Awarded	1,327	0.8655
Vested	(1,379)	0.9951
Outstanding at June 30, 2025	55	5.0337